SCHEDULE OF ANTIDILUTIVE SECURITIES EXCLUDED FROM COMPUTATION OF EARNINGS PER SHARE (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Conversion of Series B Preferred Stock [Member]
Antidilutive securities, shares	235,774	43,906
Common Stock Options [Member]
Antidilutive securities, shares	27,815	11,715
Common Stock Warrants [Member]
Antidilutive securities, shares	37,083	1,154
Conversion of Convertible Notes Not Inclusive of Accured Interest [Member]
Antidilutive securities, shares	75,625
Conversion of Debentures [Member]
Antidilutive securities, shares	5,469	15,625
Conversion of Debentures [Member] | Shares May Be Converted into Bridge Notes [Member]
Antidilutive securities, shares		164,468
Conversion of Redeemable Convertible Preferred Stock [Member]
Antidilutive securities, shares	108,231	68,182
Conversion of series E preferred stock [Member].
Antidilutive securities, shares		191,250